Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 £ / shares € / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 £ / shares shares
Disclosure of classes of share capital [line items]
Repurchases of shares	[1]	$ (10,286)		$ (4,519)
Share capital
Disclosure of classes of share capital [line items]
Beginning balance		685		696
Repurchases of shares	[1]	(28)		(11)
Ending balance		$ 657		$ 685
Class A Shares | Share capital
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares			€ 0.07
Beginning balance (in shares) | shares		4,471,889,296		4,597,136,050
Repurchases of shares (in shares) | shares		(320,101,779)		(125,246,754)
Ending balance (in shares) | shares		4,151,787,517		4,471,889,296
Beginning balance		$ 376		$ 387
Repurchases of shares		(27)		(11)
Ending balance		$ 349		$ 376
Class B Shares | Share capital
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares			€ 0.07
Beginning balance (in shares) | shares		3,745,486,731		3,745,486,731
Repurchases of shares (in shares) | shares		(16,079,624)		0
Ending balance (in shares) | shares		3,729,407,107		3,745,486,731
Beginning balance		$ 309		$ 309
Repurchases of shares		(1)		0
Ending balance		$ 308		$ 309
Ordinary Shares A | Share capital
Disclosure of classes of share capital [line items]
Issued and fully paid ordinary shares (in shares) | shares			50,000	50,000	50,000
Deferred share (in usd per share) | £ / shares			€ 1		£ 1

[1]
[B] The repurchase of shares recognised through retained earnings includes the aggregate maximum consideration to which Shell is contractually bound to under the current tranche of the buyback programme, plus associated stamp duty (see Note 20).